EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Detailed Information about Property, Plant and Equipment

	Computing Equipment	Software	Field Equipment	Office, Furniture and Leasehold Improvements	Road	Total
Cost
Balance at December 31, 2018	$305,449	$750,014	$6,498,041	$231,857	$2,079,395	$9,864,756
Assets recognized on adoption of IFRS 16 (Note 4)	—	—	354,163	2,472,349	—	2,826,512
Additions	111,281	189,171	38,841	302,475	—	641,768

Balance at December 31, 2019	416,730	939,185	6,891,045	3,006,681	2,079,395	13,333,036
Additions	34,680	120,670	22,964	2,135,732	—	2,314,046
Disposals	—	—	(91,659)	—	—	(91,659)

Balance at December 31, 2020	$451,410	$1,059,855	$6,822,350	$5,142,413	$2,079,395	$15,555,423

Accumulated Depreciation
Balance at December 31, 2018	$207,626	$416,132	$1,921,484	$135,728	$672,007	$3,352,977
Depreciation	84,405	235,159	1,042,981	574,357	455,498	2,392,400

Balance at December 31, 2019	292,031	651,291	2,964,465	710,085	1,127,505	5,745,377
Depreciation	78,121	190,151	856,985	710,262	455,498	2,291,017
Disposals	—	—	(59,841)	—	—	(59,841)

Balance at December 31, 2020	$370,152	$841,442	$3,761,609	$1,420,347	$1,583,003	$7,976,553

Net book value:
At December 31, 2019	$124,699	$287,894	$3,926,580	$2,296,596	$951,890	$7,587,659
At December 31, 2020	$81,258	$218,413	$3,060,741	$3,722,066	$496,392	$7,578,870